Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$80,914	$12,157	$(33,732)
United States	16,218	11,371	13,317
Other	23,733	43,693	49,410

Income before provision for income taxes	$120,865	$67,221	$28,995

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Provision for income taxes:
Current:
Ireland	$9,158	$1,684	$351
United States	14,492	12,290	6,367
Other	4,876	8,257	5,518

Total current tax	28,526	22,231	12,236

Deferred expense/(benefit):
Ireland	1,914	(287)	(3,825)
United States	(9,420)	(9,715)	(1,711)
Other	(2,967)	(428)	(585)

Total deferred tax expense/(benefit)	(10,473)	(10,430)	(6,121)

Provision for income taxes	18,053	11,801	6,115

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(1,651)	(1,274)	(681)
Currency impact on long term funding	87	356	(294)

Total	$16,489	$10,883	$5,140

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$15,108	$8,401	$3,625
Foreign and other income taxed at higher/(reduced) rates	4,229	7,873	5,373
Research & development tax incentives	(2,598)	(4,954)	(6,341)
Movement in valuation allowance	2,389	1,557	4,362
Prior year over provision in respect of foreign taxes	(47)	(678)	(83)
Effects of permanent items	(1,002)	(26)	(615)
Other	(26)	(372)	(206)

	$18,053	$11,801	$6,115

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$6,501	$6,631	$7,331
Goodwill	14,013	11,467	9,443
Other intangible assets	970	2,707	3,525
Accruals	51	77	1,185
Other	4	88	97
Unrealised FX	1,056	1,160	-

Total deferred tax liabilities recognized	22,595	22,130	21,581

Deferred tax assets:
Net operating loss carry forwards	27,646	25,116	21,981
Property, plant and equipment	2,739	2,345	1,324
Accrued expenses and payments on account	29,429	19,382	11,652
Stock compensation	6,291	5,586	4,818
Deferred compensation expense	1,187	1,136	1,197
Other	-	-	214
Unrealised FX	92	98	-
Total deferred tax assets	67,384	53,663	41,186
Valuation allowance for deferred tax assets	(21,591)	(18,817)	(16,445)

Deferred tax assets recognized	$45,793	$34,846	$24,741

Net deferred tax asset	$23,198	$12,716	$3,160

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2014- 2020	$678	$678
2021- 2025	-	8,572
2026- 2032	7,644	6,648

	$8,322	$15,898

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2013	2012	2011
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$7,189	$6,543	$8,566

Increase related to prior year tax positions	-	1,167	304
Decrease related to prior year tax positions	(494)	-	(36)
Increase related to current year tax positions	2,269	1,473	482
Settlements	(899)	(98)	-
Lapse of statute of limitations	(2,285)	(1,896)	(2,773)

Gross amount of unrecognized tax benefits at end of year	$5,780	$7,189	$6,543